Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2014
Accrued Expenses [Abstract]
Accrued expenses
	June 30, 2014	December 31, 2013

Accrued voyage expenses	$ 1,273	$ 499
Accrued loan interest	9,356	9,046
Accrued legal and professional fees	765	2,440
Total accrued expenses	$ 11,394	$ 11,985